Business Combinations (Details)	Dec. 31, 2019 CAD ($)
Asset fair value [Member]
Disclosure of detailed information about business combination [line items]
3 Natural Product Numbers	$ 90,000
Plant and Equipment	102,824
Health Canada NHP Site Licence	150,000
Net assets acquired	342,824
Relative fair value [Member]
Disclosure of detailed information about business combination [line items]
3 Natural Product Numbers	89,259
Plant and Equipment	101,976
Health Canada NHP Site Licence	148,765
Net assets acquired	$ 340,000